Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum
Disclosure of other provisions [line items]
Discount rate (as a percent)	(1.59%)	(1.61%)
Maximum
Disclosure of other provisions [line items]
Discount rate (as a percent)	1.95%	0.77%